Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Other $	Total $
Cost
December 31, 2020	118.4	85.3	242.6	40.6	486.9
Additions	21.5	5.1	15.1	4.5	46.2
Additions arising on acquisitions	5.6	0.7	3.3	2.0	11.6
Disposals	(15.3)	(6.7)	(15.7)	(3.2)	(40.9)
Impact of foreign exchange	(1.5)	(0.8)	(1.4)	(0.6)	(4.3)
December 31, 2021	128.7	83.6	243.9	43.3	499.5
Additions	26.7	5.8	32.7	8.1	73.3
Measurement period adjustment net of acquisition additions	(0.6)	0.2	(0.1)	—	(0.5)
Disposals	(19.2)	(13.2)	(35.3)	(8.9)	(76.6)
Impact of foreign exchange	2.9	3.8	6.9	3.7	17.3
December 31, 2022	138.5	80.2	248.1	46.2	513.0
Accumulated depreciation
December 31, 2020	61.5	43.2	122.7	19.4	246.8
Depreciation	17.5	7.2	26.2	3.0	53.9
Disposals	(14.7)	(5.7)	(15.6)	(2.5)	(38.5)
Impairment (note 11)	—	1.6	4.1	—	5.7
Impact of foreign exchange	(0.8)	(0.3)	(0.8)	(0.2)	(2.1)
December 31, 2021	63.5	46.0	136.6	19.7	265.8
Depreciation	19.3	6.8	26.9	3.8	56.8
Disposals	(17.7)	(11.5)	(33.4)	(6.7)	(69.3)
Impairment net of reversal (note 11)	—	(0.3)	(0.4)	—	(0.7)
Impact of foreign exchange	2.1	1.8	4.5	1.3	9.7
December 31, 2022	67.2	42.8	134.2	18.1	262.3
Net book value
December 31, 2021	65.2	37.6	107.3	23.6	233.7
December 31, 2022	71.3	37.4	113.9	28.1	250.7

Leasehold improvements includes construction work in progress of $6.4 (2021 – $3.4) on which depreciation has not started.

Included in the Other category is automotive equipment, buildings, and land.